Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Taxes Payable [Abstract]
Corporate income tax	$ 3,613,389	$ 3,412,916
VAT	912,056	702,401
Related surcharges on VAT payable	1,839	58
IIT	948	174
Other tax	3,482	1,972
Taxes payable	$ 4,531,714	$ 4,117,521